Analysis of changes in financing during the year	12 Months Ended
Dec. 31, 2025
Analysis of changes in financing during the year
Analysis of changes in financing during the year

28 Analysis of changes in financing during the year

This note shows cash flows and non-cash movements relating to the financing activities of the Group, including movements in share capital, share premium, paid-in equity, subordinated liabilities and MRELs.

	Share capital, share premium,
	and paid-in equity			Subordinated liabilities			MREL instruments
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	15,413	14,734	15,590	6,136	5,714	6,260	23,998	21,660	22,265
Issued	1,248	1,390	—	828	1,386	611	4,864	5,051	3,973
Redeemed	(1,957)			(1,000)	(999)	(1,250)	(3,177)	(2,854)	(4,236)
Interest paid				(267)	(459)	(439)	(1,035)	(885)	(844)
Net cash flows from financing activities	(709)	1,390	—	(439)	(72)	(1,078)	652	1,312	(1,107)
Shares repurchased	(112)	(711)	(856)
Effects of foreign exchange				16	(54)	(166)	(666)	(49)	(987)
Changes in fair value				127	76	230	390	124	601
Loss on redemption of own debt				—	—	(3)	—
Interest payable				279	465	464	1,061	942	888
Other				4	7	7	6	9	—
At 31 December	14,592	15,413	14,734	6,123	6,136	5,714	25,441	23,998	21,660